STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
STOCKHOLDERS EQUITY [Text Block]

NOTE 8 – STOCKHOLDERS' EQUITY

Effective November 7, 2013, the Company issued common stock purchase warrants to the placement agent and its designees as compensation for the services provided by the placement agent in connection with our private placement of 500.00028 shares Series B Preferred Stock, which was completed on November 7, 2013. The warrants issued to the placement agent and its designees are exercisable into an aggregate of 116,279 shares of our common stock with an exercise price of $0.55 per share and have a term of exercise of five years. The Company issued the warrants to six accredited investors and paid certain transactional costs of $78,000. For the period ended December 31, 2014 the Company recorded $54,288 of amortization of the debt discount and deferred financing cost.

The Series B Preferred Stock included down-round provisions that reduce the exercise price of a warrant and convertible instrument as required by ASC 815 “Derivatives and Hedging”. The aggregate of the derivative liability at issuance was $955,927, which was recorded as amortization of debt discount at issuance and amortized $360,082 cost over the redemption period.

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series A Preferred Stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

Common Stock

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding. On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

Sale of Restricted Shares

During the period from May 7, 2015 through September 30, 2015 the Company sold units of our securities at a price of $0.07 per unit. Each unit consists of one share of our common stock and one non-transferable common stock purchase warrant, with each common stock purchase warrant entitling the holder to acquire one additional share of our common stock at a price of $0.10 per share for a period of two years. The Company sold 11,160,002 units during the period ended September 30, 2015 consisting of 11,160,002 shares of common stock and 11,160,002 warrants for gross proceeds of $781,200.

The evaluated these transaction using ASC 480-10 “Distinguishing liabilities from equity” and ASC 505 -10 “Equity ”. The Company sold 11,160,002 units and issued 11,160,002 shares of common stock and issued 11,160,002 warrants. The warrants were valued using the Black-Scholes option pricing model with the following assumptions:

Market value of stock on purchase date	$0.075	to	$0.142
Risk-free interest rate	26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2

The proceeds were allocated as follows:

Common stock	$414,036
Warrant	367,164
Total proceeds	$781,200

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock the Company sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company paid Wainwright a cash placement fee equal to 8% of the aggregate gross proceeds from the offering, or $208,000, and a non-accountable expense allowance equal to 1% of the aggregate gross proceeds from the offering, or $26,000. In addition, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019.

Common Stock Issued for Services

On May 15, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.150 per share.

On June 2, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.130 per share.

On June 6, 2014, the Company issued 1,000,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.134 per share.

On June 11, 2014, the Company issued 250,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.121 per share.

On July 3, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was $25,000 in cash upon execution of the agreement and the issuance of 350,000 of the Company’s common shares as follows: 175,000 common shares upon execution of the agreement, 70,000 common shares on or before July 15, 2014, 70,000 common shares on or before August 15, 2014 and 35,000 common shares on or before September 15, 2014.

On August 1, 2014, the Company issued 1,000,000 common shares to a consultant for services rendered that were valued at the market value on that date of $0.175 per share.

On August 7, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was for 2,000,000 of the Company’s common shares to be issued as follows: 500,000 common shares on the date of the execution of the agreement, 500,000 common shares on the date that is 45 days from the execution date, 500,000 common shares on the date that is 90 days from the execution date, and 500,000 common shares on the date that is 135 days from the execution date.

On September 2, 2014, the Company issued 50,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.135 per share.

On September 30, 2014, the Company issued 300,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.108 per share.

On October 1, 2014, the Company issued 40,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.113 per share.

On February 18, 2015, the Company issued 50,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.07 per share.

On February 18, 2015, the Company issued 1,225,000 common shares to consultants for services rendered that were valued at the market value on that date of $0.10 per share.

On February 18, 2015, the Company issued 3,550,000 common shares to employees for services rendered that were valued at the market value on that date of $0.10 per share.

On April 7, 2015, the Company issued 2,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.070 per share.

On April 10, 2015, the Company issued 1,500,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.097 per share.

On April 27, 2015, the Company issued 2,000,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.080 per share.

On May 1, 2015, the Company issued 250,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.080 per share.

On May 6, 2015, the Company issued 300,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.097 per share.

On June 15, 2015 the Company issued 1,500,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.094 per share.

On August 25, 2015 the Company issued 1,500,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.109 per share.

On August 27, 2015 the Company issued 300,000 restricted common shares to consultant for services rendered that were valued at the market value on that date of $0.101 per share.

On August 28, 2015 the Company issued 200,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.100 per share.

September 30, 2015 the Company issued 500,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.098 per share.

Common Stock Issued in Conjunction with Notes

On May 22, 2015, the Company issued 1,000,000 restricted common shares in conjunction with a $250,000 note payable that were valued at the market value on that date of $0.079 per share.

On August, 20, 2015, the Company issued 1,000,000 restricted common shares in conjunction with a $240,000 note payable that were valued at the market value on that date of $0.115 per share.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series A Preferred Stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

Common Stock

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding. On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

Sale of Restricted Shares

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock the Company sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company paid Wainwright a cash placement fee equal to 8% of the aggregate gross proceeds from the offering, or $208,000, and a non-accountable expense allowance equal to 1% of the aggregate gross proceeds from the offering, or $26,000. In addition, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019.

On October 8, 2013, the Company issued an aggregate of 1,250,000 shares of our common stock to three investors in a non-brokered private placement, at a purchase price of $0.40 per share for gross proceeds of $500,000. In addition, the Company issued 1,250,000 warrants with an exercise price of $0.50 per share and 650,000 warrants with an exercise prices of $0.60 per share to a finder in connection with this private placement. Each unit consisted of one share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.50 per share and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.60 per share.

On May 31, 2013, the Company sold 1,312,500 units at $0.40 per share for total cash of $525,000. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On May 31, 2013, the Company converted principal amount of $225,000 and accrued interest of $4,870 into 574,675 units at $0.40 per share for total debt converted of $229,870. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

Common Stock Issued for Services

On August 8, 2013, the Company entered into a service contract that included the issuance of 250,000 common shares. These shares were valued at fair value of $0.55 per share and have been charged as stock compensation to general and administrative expense.

Effective October 10, 2013, the Company issued 200,000 shares of common stock to a consultant in consideration for services rendered by the consultant to our company.

Between December 13, 2013 and December 20, 2013, the Company issued 170,000 common shares to consultants for services rendered. These shares were valued at fair value of $59,300 and have been charged as stock compensation to general and administrative expense.

On December 20, 2013, the Company issued 65,000 common shares to employees for services rendered. These shares were valued at fair value of $0.327 per share and have been charged as stock compensation to general and administrative expense.

Between January 2, 2014 and January 14, 2014, the Company issued 280,000 shares of common stock to various consultants in consideration for services rendered by the consultants to the company. These shares were valued at fair value of $76,500 and have been charged as stock compensation to general and administrative expense.

On May 15, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.150 per share.

On June 2, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.130 per share.

On June 6, 2014, the Company issued 1,000,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.134 per share.

On June 11, 2014, the Company issued 250,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.121 per share.

On July 3, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was $25,000 in cash upon execution of the agreement and the issuance of 350,000 of the Company’s common shares as follows: 175,000 common shares upon execution of the agreement, 70,000 common shares on or before July 15, 2014, 70,000 common shares on or before August 15, 2014 and 35,000 common shares on or before September 15, 2014.

On August 1, 2014, the Company issued 1,000,000 common shares to a consultant for services rendered that were valued at the market value on that date of $0.175 per share.

On August 7, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was for 2,000,000 of the Company’s common shares to be issued as follows: 500,000 common shares on the date of the execution of the agreement, 500,000 common shares on the date that is 45 days from the execution date, 500,000 common shares on the date that is 90 days from the execution date, and 500,000 common shares on the date that is 135 days from the execution date.

On September 2, 2014, the Company issued 50,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.135 per share.

On September 30, 2014, the Company issued 300,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.108 per share.

On October 1, 2014, the Company issued 40,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.113 per share.

On January 15, 2015, the Company issued 50,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.07 per share.

On February 18, 2015, the Company issued 1,225,000 common shares to consultants for services rendered that were valued at the market value on that date of $0.10 per share.

On February 18, 2015, the Company issued 3,550,000 common shares to employees for services rendered that were valued at the market value on that date of $0.10 per share.